RECEIVED SETTLEMENTS AND COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Claim	Dec. 31, 2017 USD ($) Claim	Dec. 31, 2016 USD ($)
Received settlements [Abstract]
Settlement amount | $	$ 0	$ 0	$ 5,328
Commitments and Contingencies [Abstract]
Number of claims filed | Claim	0	0